Performance Management - Patient Opportunity Trust	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in performance. The Fund has adopted the historical performance of the Patient Opportunity Trust, a series of Trust for Advised Portfolios (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on January 19, 2024.
The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year and also compares the Fund’s performance with the average annual total returns of a broad-based measure of market performance. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund makes updated performance information, including its current NAV, available at the Fund’s website, www.patientcapitalmanagement.com/opportunity-trust, or by calling the Fund at 800-655-0324.
On February 27, 2017, the Predecessor Fund acquired the assets and assumed the liabilities of the Legg Mason Opportunity Trust (the “Prior Predecessor Fund”), an open-end fund that had substantially similar investment strategies and the same portfolio management team. Class A, Class C, Class FI, Class I, and Class R shares of the Fund have assumed the performance, financial and other historical information of the Prior Predecessor Fund’s corresponding class of shares; therefore, the performance of the Fund reflects the performance of the Prior Predecessor Fund prior to February 27, 2017.
The past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The average annual total returns table includes deduction of applicable sales charges. Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Highest and Lowest Return Quarters during the period of time shown in the bar chart
Highest Return Quarter	6/30/2020	47.47%
Lowest Return Quarter	3/31/2020	-38.96%

Highest Quarterly Return, Label [Optional Text]	Highest Return Quarter
Highest Quarterly Return	47.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return Quarter
Lowest Quarterly Return	(38.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average annual total returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class A will vary from returns shown for Class A.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns for classes other than Class A will vary from returns shown for Class A. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.patientcapitalmanagement.com/opportunity-trust
Performance Availability Phone [Text]	800-655-0324